HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares				Fair Value
	OPEN END FUNDS — 65.9%
	FIXED INCOME - 65.9%
1,904,762	American High-Income Trust, Class F-3			$ 17,523,810
2,078,385	BlackRock High Yield Municipal Fund, Class K			17,998,811
1,539,138	Cohen & Steers Preferred Securities and Income, Class F			17,607,740
1,111,411	Holbrook Income Fund, Class I			10,769,574
1,970,046	JPMorgan Preferred and Income Securities Fund, R6 Shares			17,494,009
1,816,262	Lord Abbett Short Duration High Yield Fund, Class I			17,508,765
3,239,171	SEI Institutional Managed Trust, Class Y			17,459,134
				116,361,843

	TOTAL OPEN END FUNDS (Cost $114,471,286)			116,361,843

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.2%
	U.S. TREASURY BILL — 9.2%
16,462,000	United States Treasury Bill(a)	5.2800	02/01/24	16,313,220

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,314,574)			16,313,220

Shares
	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS - 8.8%
10,792,754	Fidelity Money Market Government Portfolio Institutional Class, 5.24%(b)			10,792,754
4,692,140	First American Government Obligations Fund Class X, 5.28%(b) (c)			4,692,140
	TOTAL MONEY MARKET FUNDS (Cost $15,484,894)			15,484,894

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,484,894)			15,484,894

	TOTAL INVESTMENTS - 83.9% (Cost $146,270,754)			$ 148,159,957
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.1%			28,358,338
	NET ASSETS - 100.0%			$ 176,518,295

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
159	CBOT 10 Year US Treasury Note	03/19/2024	$ 17,457,703	$ (7,461)
28	CME E-Mini NASDAQ 100 Index Futures	12/15/2023	8,951,880	255,525
288	CME E-Mini Russell 2000 Index Futures	12/15/2023	26,095,680	3,230
39	CME E-Mini Standard & Poor's 500 Index Futures	12/15/2023	8,924,663	341,250
89	COMEX Gold 100 Troy Ounces Futures(c)	02/27/2024	18,309,080	167,020
285	ICE US MSCI Emerging Markets EM Index Futures	12/15/2023	14,066,175	177,760
	TOTAL FUTURES CONTRACTS			$ 937,324

(a)	Zero coupon bond; rate disclosed is the effective yield as of November 30, 2023.
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2023.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at November 30, 2023	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
5,088,235	Invesco High Yield Fund Class R6	$ 17,452,647	USD-SOFR plus 165 bp	11/16/2026	BRC	$ 153,308
3,882,175	Invesco Senior Floating Rate Fund Class R6	25,700,000	USD-SOFR plus 165 bp	11/3/2026	BRC	47,670
233,700	iShares iBoxx $ High Yield Corporate Bond ETF	17,693,427	USD-SOFR plus 35 bp	12/4/2024	BRC	383,614
133,300	iShares National Muni Bond ETF	14,199,116	USD-SOFR plus 35 bp	12/19/2024	BRC	340,695
1,240,143	Nuveen High Yield Municipal Bond Fund Class R6	17,920,072	USD-Federal Funds-H.15 plus 165 bp	12/16/2024	CIBC	606,861
460,800	Vanguard Tax-Exempt Bond Index Fund ETF	23,044,608	USD-SOFR plus 35 bp	12/19/2024	BRC	498,661
					Total:	$ 2,030,809
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	SOFR - Secured Overnight Financing Rate

	(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.